RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)	3 Months Ended	12 Months Ended
	Nov. 30, 2023	Aug. 31, 2023	Aug. 31, 2022
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Due to related parties	$ 398,747	$ 232,095	$ 2,301
Amount due to shareholders	Amounts due to shareholders are unsecured, with interest of 3% per annum and tenure of 6 months, or mutually between the parties
Eco Awareness Sdn Bhd [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Sale of stock, consideration received on transaction			22,903
Accounts receivable, sales
Issuance of stock, purchase of assets			15,904
Accounts payable